AMOUNTS RECEIVABLE - ENBpar (Tables)	12 Months Ended
Dec. 31, 2022
AMOUNTS RECEIVABLE - ENBpar
Schedule of reconciliation of changes in amounts receivable from ENBpar

Opening balance as of December 31, 2021	—
Additions	1,283,731
Updates	29,734
Receipts	(51,096)
Exchange rate variation	1,690
Final balance on December 31, 2022	1,264,059

12/31/2022
Current	40,743
Non-current	1,223,316

Schedule of installments of ENBpar's receivables flow from receipt to present value according to the maturities scheduled

12/31/2022
2023	40,743
2024	42,684
2025	44,717
2026	46,847
2027	49,078
2028 a 2042	1,039,990
1,264,059